Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consisted of (in thousands):

	12/31/2012	12/31/2011
Current
Federal	$—	$—
State	—	—

	—	—
Deferred
Federal	$(14,377)	$(9,474)
State	(2,391)	(1,575)

	(16,768)	(11,049)
Valuation allowance increase	$16,729	11,049

Benefit for income taxes	$(39)	$—

Actual Provision (Benefit) for Income Taxes from Continuing operations Differ from Federal Expected Income Tax Provision

The Company’s actual provision (benefit) for income taxes from continuing operations differ from the Federal expected income tax provision as follows (in thousands):

	2012		2011
	Amount	Rate	Amount	Rate
Tax Benefit at statutory rate	$(15,636)	35.00%	$(13,719)	35.00%
Increase (decrease) in taxes resulting from:
State tax (net of federal benefit)	(1,555)	3.48	(1,045)	2.67
Pre-conversion loss	—	—	678	(1.73)
Pre-conversion deferred tax asset	—	—	223	(0.57)
Other	423	(0.94)	14	(0.04)
Department of Justice settlement	—	—	2,800	(7.14)
Valuation allowance increase	16,729	(37.45)	11,049	(28.19)

Benefit for income taxes	$(39)	0.09%	$—	0.00%

Significant Portions of Deferred Tax Assets and Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and tax liabilities were (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Federal and State net operating loss carryforward	$25,454	$13,488
Allowance for doubtful accounts	1,969	3,362
Unrealized loss on available for sale investment securities	—	25
Unrealized loss on life and structured settlements, net	1,813	—
Litigation reserves	2,324	68
Other	693	704

Total gross deferred tax assets	32,253	17,647
Less valuation allowance	(27,803)	(11,074)

Total deferred tax assets	4,450	6,573
Deferred tax liabilities:
Unrealized gains on life and structured settlements	—	5,075
Gain on structured settlements deferred for tax purposes	4,436	1,498
Unrealized gain on available for sale investment securities	14	—
Other	—	—

Total gross deferred tax liabilities	4,450	6,573

Total net deferred tax asset (liability)	$—	$—

Reconciliation of Total Amounts of Unrecognized Benefits

A reconciliation of the total amounts of unrecognized benefits at the beginning and end of the period was as follows (in thousands):

	December 31, 2012	December 31, 2011
Balance as of beginning of period	$6,295	$—
Additions based on tax positions taken in the current year	—	6,295
Reductions of tax positions for prior years	—	—

Balance as of end of period	$6,295	$6,295